FINANCIAL INSTRUMENTS AND RELATED FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2017
Derivative Instruments And Hedging Activities Disclosure [Abstract]
FINANCIAL INSTRUMENTS AND RELATED FAIR VALUE MEASUREMENTS

NOTE 10

FINANCIAL INSTRUMENTS AND RELATED FAIR VALUE MEASUREMENTS

Receivable Securitizations

For trade receivables originated in Japan, the company has entered into agreements with financial institutions in which the entire interest in and ownership of the receivable is sold. The company continues to service the receivables in its Japanese securitization arrangement. Servicing assets or liabilities are not recognized because the company receives adequate compensation to service the sold receivables. The Japanese securitization arrangement includes limited recourse provisions, which are not material.

The following is a summary of the activity relating to the securitization arrangement.

as of and for the years ended December 31 (in millions)	2017	2016	2015
Sold receivables at beginning of year	$68	$81	$104
Proceeds from sales of receivables	270	348	361
Cash collections (remitted to the owners of the receivables)	(270)	(367)	(384)
Effect of currency exchange rate changes	3	6	—
Sold receivables at end of year	$71	$68	$81

The net losses relating to the sales of receivables were immaterial for each year.

Concentrations of Credit Risk

The company invests excess cash in certificates of deposit or money market funds and diversifies the concentration of cash among different financial institutions. With respect to financial instruments, where appropriate, the company has diversified its selection of counterparties, and has arranged collateralization and master-netting agreements to minimize the risk of loss.

The company continues to do business with foreign governments in certain countries, including Greece, Spain, Portugal and Italy, which have experienced deterioration in credit and economic conditions. As of December 31, 2017 and 2016, the company’s net accounts receivable from the public sector in Greece, Spain, Portugal and Italy totaled $149 million and $137 million, respectively.

Global economic conditions and liquidity issues in certain countries have resulted, and may continue to result, in delays in the collection of receivables and credit losses. Global economic conditions, governmental actions and customer-specific factors may require the company to re-evaluate the collectability of its receivables and the company could potentially incur additional credit losses. These conditions may also impact the stability of the Euro.

Fair Value Measurements

The fair value hierarchy under the accounting standard for fair value measurements consists of the following three levels:

•	Level 1 — Quoted prices in active markets that the company has the ability to access for identical assets or liabilities;
•

Level 2 — Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuations in which all significant inputs are observable in the market; and

•

Level 3 — Valuations using significant inputs that are unobservable in the market and include the use of judgment by the company’s management about the assumptions market participants would use in pricing the asset or liability.

The following table summarizes the bases used to measure financial assets and liabilities that are carried at fair value on a recurring basis in the consolidated balance sheets.

		Basis of fair value measurement
(in millions)	Balance as of December 31, 2017	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Foreign currency hedges	$15	$—	$15	$—
Interest rate hedges	4	—	4	—
Available-for-sale securities	8	8	—	—
Total assets	$27	$8	$19	$—
Liabilities
Foreign currency hedges	$4	$—	$4	$—
Contingent payments related to acquisitions	9	—	—	9
Total liabilities	$13	$—	$4	$9

		Basis of fair value measurement
(in millions)	Balance as of December 31, 2016	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Foreign currency hedges	$23	$—	$23	$—
Interest rate hedges	7	—	7	—
Available-for-sale securities	9	9	—	—
Total assets	$39	$9	$30	$—
Liabilities
Foreign currency hedges	$3	$—	$3	$—
Contingent payments related to acquisitions	19	—	—	19
Total liabilities	$22	$—	$3	$19

As of December 31, 2017, cash and equivalents of $3.4 billion included money market funds of approximately $0.7 billion, which are considered Level 2 in the fair value hierarchy.

Contingent payments related to acquisitions consist of commercial milestone payments and sales-based payments, and are valued using discounted cash flow techniques. The fair value of commercial milestone payments reflects management’s expectations of probability of payment, and increases as the probability of payment increases or expectation of timing of payments is accelerated. The fair value of sales-based payments is based upon probability-weighted future revenue estimates, and increases as revenue estimates increase, probability weighting of higher revenue scenarios increase or expectation of timing of payment is accelerated.

The following table is a reconciliation of the fair value measurements that use significant unobservable inputs (Level 3), which consist of contingent payments related to acquisitions.

(in millions)	Contingent payments
Fair value as of December 31, 2015	$20
Additions	—
Payments	(1)
Net gains recognized in earnings	—
Fair value as of December 31, 2016	19
Additions	—
Payments	(9)
Net gains recognized in earnings	(1)
Fair value as of December 31, 2017	$9

The following table provides information relating to the company’s investments in available-for-sale equity securities.

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2017	$8	$—	$—	$8
December 31, 2016	$13	$—	$4	$9

Book Values and Fair Values of Financial Instruments

In addition to the financial instruments that the company is required to recognize at fair value in the consolidated balance sheets, the company has certain financial instruments that are recognized at historical cost or some basis other than fair value. For these financial instruments, the following table provides the values recognized in the consolidated balance sheets and the approximate fair values.

	Book values		Approximate fair values
as of December 31 (in millions)	2017	2016	2017	2016
Assets
Investments	$43	$31	$43	$31
Liabilities
Current maturities of long-term debt and lease obligations	3	3	3	3
Long-term debt and lease obligations	3,509	2,779	3,595	2,756

The following table summarizes the bases used to measure the approximate fair value of the financial instruments as of December 31, 2017 and 2016.

		Basis of fair value measurement
(in millions)	Balance as of December 31, 2017	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Investments	$43	$—	$—	$43
Total assets	$43	$—	$—	$43
Liabilities
Current maturities of long-term debt and lease obligations	3	—	3	—
Long-term debt and lease obligations	3,595	—	3,595	—
Total liabilities	$3,598	$—	$3,598	$—

		Basis of fair value measurement
(in millions)	Balance as of December 31, 2016	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Investments	$31	$—	$—	$31
Total assets	$31	$—	$—	$31
Liabilities
Current maturities of long-term debt and lease obligations	3	—	3	—
Long-term debt and lease obligations	2,756	—	2,756	—
Total liabilities	$2,759	$—	$2,759	$—

Investments in 2017 and 2016 include certain cost method investments.

In determining the fair value of cost method investments, the company takes into consideration recent transactions, as well as the financial information of the investee, which represents a Level 3 basis of fair value measurement.

The estimated fair values of current and long-term debt were computed by multiplying price by the notional amount of the respective debt instrument. Price is calculated using the stated terms of the respective debt instrument and yield curves commensurate with the company’s credit risk. The carrying values of the other financial instruments approximate their fair values due to the short-term maturities of most of these assets and liabilities.

In 2017, the company recorded $8 million of other-than-temporary impairment charges within other (income) expense, net related to the company’s investments.  In 2016, the company recorded net $4.4 billion of realized gains within other (income) expense, net related to exchanges of available-for-sale equity securities, which represented gains from the Retained Shares transactions. On May 6, 2016, Baxter made a voluntary non-cash contribution of 17,145,570 Retained Shares to the company’s U.S. pension fund. The company recorded $611 million of realized gains within other (income) expense, net related to the contribution of Retained Shares. On May 26, 2016, Baxter completed an exchange of 13,360,527 Retained Shares for 11,526,638 outstanding shares of Baxter common stock. The company recorded $537 million of realized gains within other (income) expense, net related to the exchange of the Retained Shares. The company held no shares of Baxalta as of December 31, 2016. Refer to the debt-for-equity exchange section in Note 8 for discussion related to the 2016 Retained Shares transactions.